NOTE 19 - Cost of Revenues	12 Months Ended
Dec. 31, 2025
Notes
NOTE 19 - Cost of Revenues:

NOTE 19 - Cost of Revenues:

	For the year ended December 31,
	2025	2024
Wage and salaries	3,327	2,312
Share based compensation	40	110
Materials	1,265	967
Subcontractors	7,885	6,864
Depreciation and amortization	765	518
Exporting	363	100
Office maintenance, communication, travel and others	387	375
Total	14,032	11,246